NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Basic Earnings per Share and Diluted Earnings (Loss) per Share (Details) - EUR (€)
€ / shares in Units, € in Thousands
		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Net loss (in thousands of euros)		€ (12,201)	€ (1,024)
Weighted number of shares for the period (in shares)		3,284,500	3,101,605
Basic loss per share (€/share)	[1]	€ (3.71)	€ (0.33)
Diluted loss per share (€/share)	[1]	€ (3.71)	€ (0.33)
Number of treasury shares held (in shares)		250

[1]	Following PHAXIAM reverse share split by exchange of ten existing share for one new share on September 18th 2023, the Basic /Diluted loss per share has been restated retrospectively for all periods presented.